Deconsolidation of Subsidiary (Tables)	12 Months Ended
Mar. 31, 2022
Business Combination [Abstract]
Schedule of loss attributable to the Company on deconsolidation of a Subsidiary
For the year ended March 31, 2022 ($)
Fair Value Consideration receivable/received	—
Less ; Lytus BVI (Groups) share of net assets at disposal
DDC share capital at disposal	1,328
Add : Retained earnings at disposal date	(165,453)
Total of Net assets at disposal	(164,125)
Group Share - 51%	(83,704)

Less Goodwill at acquisition date	308,802

Total loss on deconsolidation date	(225,098)

Schedule of business combination
Financial Statement Line Items	March 31, 2021	March 31, 2020
	(US$)	(US$)
Total revenue	1,568,078	-
Total expenses	1,644,560	-
Loss before tax	(76,482)	-
Tax expenses	2,560	-
Loss after tax	79,042	-
Other comprehensive loss, net of tax	25,364	-
Total assets	1,575,722	1,820,080
Total liabilities	1,765,211	1,905,163
Total equity	(189,489)	(85,083)